Group statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
	Jan. 29, 2016	Mar. 31, 2017
Statements [Line Items]
Ordinary shares		£ 499
Number of ordinary shares		9,968,127,681
Par value per share	£ 0.05	£ 0.05
Number of shares issued	1,594,900,429
Issue of shares at market price	£ 4.707
Increase in merger reserve from share issuance	£ 7,424
Issue costs	3
Transfer of merger reserve		£ 1,775
Proceeds from share issuance	7,504
Increase in share capital	80
Merger Reserve [Member]
Statements [Line Items]
Increase in merger reserve from share issuance	£ 7,424